                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lakeway Capital Management

Address: 840 Apollo Street
         Suite 229
         El Segundo, CA 90245



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Gregory Hodkinson
Title: Client Service Representative
Phone: 212-713-9879


Signature, Place, and Date of Signing:

Gregory Hodkinson               New York, NY                    11/11/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                    FORM 13F                         9/30/2005

                                                                          Page 1

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                                                VALUATION CURRENCY: USD

            ITEM 1          ITEM 2    ITEM 3       ITEM 4           ITEM 5          ITEM 6          ITEM 7        ITEM 8
            ------          ------    ------       ------           ------          ------          ------        ------
        Name of Issuer       TITLE    CUSIP         FAIR          SHARES OF      INVEST. DESC.      MANA-      VOTING AUTHORITY
                              OF      NUMBER       MARKET         PRINCIPLE         SHARED          GERS
                             CLASS                 VALUE            AMMOUNT      SOLE SHARED OTHER          SOLE      SHARED  OTHER
------------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC                 COMMON   04621X108     $441,496.00     11,600.00  N   X                 LAKW      11,600
AUTOLIV INC                  COMMON   52800109   $12,314,850.00    283,100.00  N   X                 LAKW     283,100
AMERICAN EXPRESS CO          COMMON   25816109   $14,360,000.00    250,000.00  N   X                 LAKW     250,000
ALLEGHENY ENERGY INC         COMMON   17361106   $12,435,456.00    404,800.00  N   X                 LAKW     404,800
BRICH MOUNTAIN REOUSRCES     COMMON   09066X109   $1,980,750.00    417,000.00  N   X                 LAKW     417,000
BON-TON STORES INC           OTC EQ   09776J101  $11,465,956.00    590,420.00  N   X                 LAKW     590,420
CHAPARRAL STEEL CO           OTC EQ   159423102   $6,313,676.00    250,344.00  N   X                 LAKW     250,344
FLOWSERVE CORP               COMMON   34354P105  $18,502,150.00    509,000.00  N   X                 LAKW     509,000
GENCORP INC-W/RTS TO PUR P   COMMON   368682100   $7,797,565.00    418,100.00  N   X                 LAKW     418,100
HYPERSPACE COMMUNICATIONS    COMMON   44915D103      $88,232.00     16,400.00  N   X                 LAKW      16,400
WTS HYPERSPACE COMMUNICATI   COMMON   44915D111      $83,880.00     69,900.00  N   X                 LAKW      69,900
IMAGISTICS INTL INC          COMMON   45247T104  $20,925,000.00    500,000.00  N   X                 LAKW     500,000
JAMESON INNS INC             OTC EQ   470457102   $3,922,121.00  1,903,942.00  N   X                 LAKW   1,903,942
LEAP WIRELESS INTL INC       OTC EQ   521863308  $14,428,480.00    409,900.00  N   X                 LAKW     409,900
MEDICAL PPTYS TR INC         OTC EQ   58463J106     $195,588.00     19,958.00  N   X                 LAKW      19,958
MI DEVELOPMENTS INC          COMMON   55304X104   $5,926,500.00    175,600.00  N   X                 LAKW     175,600
NORTHSTAR REALT FINANCE CO   COMMON   66704R100   $7,299,786.00    777,400.00  N   X                 LAKW     777,400
PHH CORP NEW                 COMMON   693320202  $11,840,752.00    431,200.00  N   X                 LAKW     431,200
PIONEER COMPANIES INC        OTC EQ   723643300   $2,303,745.00     95,750.00  N   X                 LAKW      95,750
SUNTERRA CORPORATION         OTC EQ   86787D208   $2,240,831.00    170,665.00  N   X                 LAKW     170,665
WCI COMMUNITIES INC          COMMON   92923C104  $10,377,746.00    365,800.00  N   X                 LAKW     365,800
WALTER INDUSTRIES INC NEW    COMMON   93317Q105   $5,699,180.00    116,500.00  N   X                 LAKW     116,500
WARNACO GROUP INC            OTC EQ   934390402   $3,806,008.00    173,711.00  N   X                 LAKW     173,711